Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 24, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total debt facilities	$ 0		$ 177,690	$ 187,690
Unamortized debt discounts and issuance costs	(559)		(30,725)	(34,689)
Total debt, net	(559)		146,965
Total debt, net	0		146,965	153,001
Convertible notes
Debt Instrument [Line Items]
Total debt facilities	0		150,000	150,000
Unamortized debt discounts and issuance costs		$ 28,500
Revolving Credit Facility
Debt Instrument [Line Items]
Total debt facilities	$ 0		$ 27,690	$ 37,690